Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2019		Sep. 30, 2018
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	¥ (60,455)		¥ (22,547)		¥ (29,050)		¥ (59,356)
Other comprehensive income (loss) before reclassifications	(9,111)		21,938		(40,440)		58,661
Reclassifications out of accumulated other comprehensive income (loss)	2,123	[1]	6,982	[2]	2,047	[1]	7,068	[3]
Net change during the period	(6,988)		28,920		(38,393)		65,729
Balance at end of period	(67,443)		6,373		(67,443)		6,373
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(13,843)		16,263		17,833		(15,596)
Other comprehensive income (loss) before reclassifications	(7,567)		22,368		(39,259)		54,170
Reclassifications out of accumulated other comprehensive income (loss)	608	[1]	6,905	[2]	624	[1]	6,962	[3]
Net change during the period	(6,959)		29,273		(38,635)		61,132
Balance at end of period	(20,802)		45,536		(20,802)		45,536
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	(68,860)		(47,117)		(71,107)		(47,837)
Other comprehensive income (loss) before reclassifications	119		494		1,635		1,172
Reclassifications out of accumulated other comprehensive income (loss)	1,551	[1]	43	[2]	2,282	[1]	85	[3]
Net change during the period	1,670		537		3,917		1,257
Balance at end of period	(67,190)		(46,580)		(67,190)		(46,580)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year	22,248		8,307		24,224		4,077
Other comprehensive income (loss) before reclassifications	(1,663)		(924)		(2,816)		3,319
Reclassifications out of accumulated other comprehensive income (loss)	(36)	[1]	34	[2]	(859)	[1]	21	[3]
Net change during the period	(1,699)		(890)		(3,675)		3,340
Balance at end of period	¥ 20,549		¥ 7,417		¥ 20,549		¥ 7,417

[1]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.
[2]	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for three months ended September 30, 2018 includes reclassification adjustment of \6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.
[3]	Change in cumulative translation adjustments, net of tax in other comprehensive income (loss) for six months ended September 30, 2018 includes reclassification adjustment of \6,956 million for loss due to substantially complete liquidation of an investment in a foreign entity. The adjustment is recognized in Non-interest expenses-Other.